INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended		83 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Current tax:
United States-Federal	$ 0	$ 0
United States-State and local	0	0
Outside United States	0	0
Total current tax	0	0
Deferred tax:
United States-Federal	0	0
United States-State and local	0	0
Outside United States	0	0
Total deferred tax	0	0
Provision for income taxes, net	$ 0	$ 0	$ 0